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Van Eck Global
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                                                      May 4, 1998

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549

        Re: EAI Select Managers Equity Fund
            1933 ACT FILE NO. 33-98164
            1940 ACT FILE NO. 811-9112

Dear Sir or Madam:

        On behalf of EAI Select Managers Equity Fund (the "Registrant"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that : (i) the Prospectus and Statement of Additional Information dated May 1, 1998 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA#4"), which was filed on May 1, 1998; and (ii) the text of PEA#4 has been filed electronically.

        If you should have questions regarding this filing, please call the undersigned at (212) 293-2141.

                               Very truly yours,


                              /s/ Susan I. Grant
                              Susan I. Grant

99 Park Avenue New York, NY 10016   Tel: (212) 687-5200  Fax: (212) 687-5248